CONVERTIBLE NOTE RECEIVABLE	12 Months Ended
Dec. 31, 2023
ConnectM Before Business Combination
CONVERTIBLE NOTE RECEIVABLE

NOTE 10: CONVERTIBLE NOTE RECEIVABLE

In August, September, and November 2023, the Company issued $445,000 to Monterey Capital Acquisition Corporation (“MCAC”) in the form of convertible notes for working capital purposes. The convertible notes are to be repaid to the Company upon consummation of a Business Combination, without interest, or at the Company’s option, convertible into Private Warrants at a price of $1.00 per warrant. See Note 19: Merger Agreement.

As of December 31, 2023, $445,000 was due to the Company, included in “Convertible note receivable” in the accompanying consolidated balance sheet.